Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Rational Equity Armor Fund | Rational Equity Armor Fund Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	12.64%	16.85%	2.95%	(10.68%)	14.52%	15.85%	11.32%	(11.96%)	(1.99%)	6.15%
Rational Premium Income Fund | Rational Premium Income Fund Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	3.66%	3.24%	5.06%	(0.30%)	3.94%	2.65%	8.35%	9.66%	3.50%	7.19%
Rational Dynamic Brands Fund | Rational Dynamic Brands Fund Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	1.04%	26.26%	42.50%	(35.41%)	14.97%	45.28%	27.03%	0.72%	14.66%	7.21%
Rational Strategic Allocation Fund | Rational Strategic Allocation Fund Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	10.81%	14.27%	23.75%	(28.04%)	33.57%	(3.42%)	12.49%	(3.05%)	11.61%	8.16%
Return Stacked® Balanced Allocation & Systematic Macro Fund | Return Stacked® Balanced Allocation & Systematic Macro Fund Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	5.07%	9.93%	(0.46%)	(3.06%)	11.28%	0.65%	18.32%	(7.64%)	3.85%	(2.68%)
Rational/Pier 88 Convertible Securities Fund | Rational/Pier 88 Convertible Securities Fund-Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	2.12%	8.22%	3.29%	(10.82%)	10.21%	17.08%	19.59%	1.80%
Rational Special Situations Income Fund | Rational Special Situations Income Fund Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	5.18%	8.95%	4.08%	(0.85%)	5.30%	2.83%	8.13%	11.28%	15.95%	4.08%
Rational/RGN Hedged Equity Fund | Rational/RGN Hedged Equity Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	15.12%